Investments in associates and joint ventures (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Jointly Controlled by Banco Santander	R$ 91,247	R$ 60,813	R$ 121,499
Banco RCI Brasil S.A.	95,674	66,229	84,214
Núclea S.A.			50,607
Estruturadora Brasileira de Projetos S.A. - EBP	(8)	20	43
Gestora de Inteligência de Crédito	(4,419)	(5,436)	(13,365)
Jointly Controlled by Santander Corretora de Seguros	700	353	52,079
Webmotors S.A.			52,085
Hyundai Corretora de Seguros	700	353	(6)
Significant Influence of Banco Santander	184,987	128,414	12,544
Núclea S.A.	106,160	109,223
Pluxee Benefícios Brasil S.A.	53,039
Santander Auto S.A	25,788	19,191	12,544
Significant Influence of Santander Corretora de Seguros	36,052	49,656	13,057
Tecnologia Bancária S.A. - TECBAN	2,868	2,435	11,540
PSA Corretora de Seguros e Serviços Ltda.		1,925	1,021
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	(1,538)	2	496
BIOMAS – Serviços Ambientais, Restauração e Carbono S.A.	(5,663)	(1,415)
Webmotors S.A.	40,385	46,709
Total	R$ 312,986	R$ 239,236	R$ 199,179